Dollar [Member] Performance Management - Dollar		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024
Dollar Shares
Prospectus [Line Items]
Money Market Seven Day Yield		4.38%
TEMPCASH
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Dollar Shares ANNUAL TOTAL RETURNS1 TempCash As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 14.02% (quarter ended December 31, 2018) and the lowest return for a quarter was -0.04% (quarter ended March 31, 2022). The year-to-date return as of September 30, 2025 was 3.17%.

Performance Table Heading	For the periods ended 12/31/24 Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441-7450
TEMPCASH | Dollar Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	14.02%
Highest Quarterly Return, Date	Dec. 31, 2018
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(0.04%)
Lowest Quarterly Return, Date	Mar. 31, 2022